Transactions with related parties - Summary of Balances Outstanding at the End of Reporting Period (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 7,200	R$ 12,837
Loans to management personnel
Disclosure of transactions between related parties [line items]
Receivables from related parties	4,149	6,084
Convertible loans
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 3,051	R$ 6,753